BASIC AND DILUTED EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2022
BASIC AND DILUTED EARNINGS PER SHARE
BASIC AND DILUTED EARNINGS PER SHARE

23. BASIC AND DILUTED EARNINGS PER SHARE

Basic earnings per share is computed by dividing profit for the year attributable to owners of the parent company amounting to Rp21,052 billion, Rp24,877 billion and Rp20,736 billion by the weighted average number of shares outstanding during the year totaling 99,062,216,600 shares for the years ended December 31, 2020, 2021 and 2022, respectively. The weighted average number of shares takes into account the weighted average effect of changes in treasury stock transactions during the year.

Basic earnings per share amounted to Rp212.51, Rp251.13 and Rp209.32 for the years ended December 31, 2020, 2021 and 2022, respectively. The Company does not have potentially dilutive financial instruments for the years ended December 31, 2020, 2021 and 2022.